Crypto assets - Movement for digital assets (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Movement for digital assets
Balance at beginning	¥ 15,506
Unrealized loss in net income	(13,428)
Realized fair value changes on sale/exchange of crypto assets	(1,785)
Balance at end	28,539	$ 4,081
Cumulative Effect, Period of Adoption, Adjustment
Movement for digital assets
Balance at beginning	¥ 28,246